Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill
Schedule of changes in goodwill
	For Years Ended December 31,
	2011	2012	2013
	RMB
Goodwill as of January 1,	6,286	6,019	5,563
Goodwill written off	(267)	(456)	—
Goodwill as of December 31	6,019	5,563	5,563